Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 54,361	$ 71,439
Restricted cash – current	1,794	1,599
Pool receivable from affiliates, net (note 13b)	26,923	15,550
Accounts receivable, including affiliate balances of $0.2 million (2017 - $0.8 million) (note 2)	17,048	19,288
Due from affiliates (note 13b)	50,551	49,103
Current portion of derivative assets (note 9)	3,075	1,016
Prepaid expenses	22,662	18,690
Other current assets (note 2)	1,385	0
Total current assets	177,799	176,685
Restricted cash – long-term	2,672	2,672
Vessels and equipment At cost, less accumulated depreciation of $550.1 million (2017 - $512.0 million) (note 7)	1,556,959	1,737,792
Vessels related to capital leases At cost, less accumulated depreciation of $38.7 million (2017 - $25.4 million) (note 8)	340,961	227,722
Investment in and advances to equity accounted investments (note 6)	24,811	25,460
Derivative assets (note 9)	5,531	4,226
Intangible assets At cost, less accumulated amortization of $10.2 million (2017 - $8.2 million)	12,320	14,605
Other non-current assets	82	127
Goodwill	8,059	8,059
Total assets	2,129,194	2,197,348
Current
Accounts payable	5,352	7,860
Accrued liabilities	35,717	34,608
Current portion of long-term debt (note 7)	103,843	166,745
Current obligation related to capital leases (note 8)	15,839	7,227
Deferred revenue	89	557
Due to affiliates (note 13b)	18,391	19,717
Total current liabilities	179,231	236,714
Long-term debt (note 7)	703,235	785,557
Long-term obligation related to capital leases (note 8)	280,871	141,681
Other long-term liabilities (note 10)	30,646	26,795
Total liabilities	1,193,983	1,190,747
Commitments and contingencies (notes 6, 7, 8 and 9)
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 231.6 million Class A and 37.0 million Class B shares issued and outstanding as of September 30, 2018 and 231.2 million Class A and 37.0 million Class B shares issued and outstanding as of December 31, 2017) (note 12)	1,295,709	1,294,998
Accumulated deficit	(360,498)	(288,397)
Total equity	935,211	1,006,601
Total liabilities and equity	$ 2,129,194	$ 2,197,348